Regulatory Capital (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Total capital (to risk-weighted assets) Actual, Amount	$ 1,021,674	$ 947,615
Total capital (to risk-weighted assets) Actual, Ratio	11.24%	12.91%
Total capital (to risk-weighted assets) For Capital Adequacy Purposes, Amount	727,475	587,279
Total capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital (to risk-weighted assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	909,344	734,099
Total capital (to risk-weighted assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets) Actual, Amount	907,654	855,538
Tier I capital (to risk-weighted assets) Actual, Ratio	9.98%	11.65%
Tier I capital (to risk-weighted assets) For Capital Adequacy Purposes, Amount	363,737	293,640
Tier I capital (to risk-weighted assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	545,606	440,460
Tier I capital (to risk-weighted assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Tier I capital (to average assets) Actual, Amount	907,654	855,538
Tier I capital (to average assets) Actual, Ratio	7.59%	8.21%
Tier I capital (to average assets) For Capital Adequacy Purposes, Amount	478,642	416,651
Tier I capital (to average assets) For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier I capital (to average assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 598,303	$ 520,814
Tier I capital (to average assets) To be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%